Oil and Gas Properties (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Leasehold acquisitions
2010		$ 33,605,594
2011		12,091,887
Unevaluated properties	43,541,930	45,697,481	33,605,594
Wells in progress exploration 2011	3,986,919	6,425,509	1,219,397
Total oil and gas properties, at cost		$ 52,122,990